Post-retirement benefit obligations - Actuarial Assumptions (Details) - Y	Jun. 30, 2019	Apr. 01, 2019	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2018
South Africa
Post-retirement benefit obligations
Medical cost trend rate - initial			7.50%		7.50%
Medical cost trend rate - ultimate			7.50%		7.50%
Pension increase assumption			4.70%		4.50%
Average salary increases			5.50%		5.50%
South Africa | Pension
Post-retirement benefit obligations
Discount rate			10.00%		9.90%
Weighted average duration of the obligation			13		13
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate			10.50%		9.90%
Weighted average duration of the obligation			15		15
United States of America
Post-retirement benefit obligations
Medical cost trend rate - initial	8.50%			7.00%
Medical cost trend rate - ultimate	4.50%			5.50%
Average salary increases	4.20%			4.20%
United States of America | Pension
Post-retirement benefit obligations
Discount rate	2.70%			2.70%
Weighted average duration of the obligation	13			13
United States of America | Healthcare
Post-retirement benefit obligations
Discount rate	3.60%			3.90%
Weighted average duration of the obligation	9			9
Europe
Post-retirement benefit obligations
Pension increase assumption		1.80%		1.80%
Average salary increases		2.80%		2.80%
Europe | Pension
Post-retirement benefit obligations
Discount rate		1.60%		1.80%
Weighted average duration of the obligation		18		17